Earnout Shares and RSUs (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Fair Value Assumptions of Earnout Awards	Assumptions used in the valuation for December 31, 2022 and July 29, 2022 are described below:

	December 31, 2022	July 29, 2022
Valuation date share price	$6.33	$8.43
Risk-free interest rate	4.0%	2.7%
Expected volatility	40.0%	40.0%
Expected dividends	0.0%	0.0%
Expected term (years)	4.5	5.0